Plant and Equipment (Details Narrative) (Shenzhen Yeller Audio & Video Technology Co., Ltd.) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member]
Depreciation expense	$ 70,245	$ 71,836	$ 143,571	$ 111,089